Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary Of Impairment Charges On Continued And Discontinued Operations
Pretax impact of impairment charges is summarized in the following table:

	Year Ended
		2020		2019	2018
	Goodwill Impairment	Other Long-Lived Asset Impairments [2]	Total Impairments	Other Long-Lived Asset Impairments [2]	Other Long-Lived Asset Impairments [2]
Bedding Products	$—	$.3	$.3	$4.4	$1.5
Specialized Products	25.4	—	25.4	—	—
Furniture, Flooring & Textile Products	—	.2	.2	3.4	3.9
Unallocated [1]	—	3.5	3.5	—	—
Total impairment charges	$25.4	$4.0	$29.4	$7.8	$5.4

[1] This is a charge to write off stock associated with a prior year divestiture that filed bankruptcy in 2020.
[2] Except as noted above, other long-lived asset impairments are primarily associated with restructuring activities, as discussed in Note E.

Schedule Of Goodwill Impairment Test Assumptions
The 2020 table below excludes Hydraulic Cylinders, as this unit had no goodwill remaining after the second quarter 2020 impairment.

2020
Fair Value over Carrying Value divided by Carrying Value	December 31, 2020 Goodwill Value	10-year Compound Annual Growth Rate Range for Sales	Terminal Values Long-term Growth Rate for Debt-Free Cash Flow	Discount Rate Ranges
Less than 50% [1]	$97.2	2.1%	3.0%	9.0%
50% - 100% [2]	916.3	2.0 - 3.6	3.0	9.0 - 10.0
101% - 300%	247.7	1.6 - 1.7	3.0	8.5 - 9.5
301% - 600%	127.6	6.7	3.0	9.0
	$1,388.8	1.6% - 6.7%	3.0%	8.5% - 10.0%

2019
Fair Value over Carrying Value divided by Carrying Value	December 31, 2019 Goodwill Value	10-year Compound Annual Growth Rate Range for Sales	Terminal Values Long-term Growth Rate for Debt-Free Cash Flow	Discount Rate Ranges
Less than 50% [3]	$26.0	5.8%	3.0%	8.0%
50% - 100% [2]	855.9	3.8	3.0	8.5 - 9.5
101% - 300%	400.9	1.3 - 5.5	3.0	7.5 - 8.0
301% - 600%	123.5	11.1	3.0	8.5
	$1,406.3	1.3% - 11.1%	3.0%	7.5% - 9.5%

[1] This category includes one reporting unit for 2020, Work Furniture, which had fair value exceeding its carrying value by 25% at December 31, 2020, as compared to 126% in 2019.
[2] This category includes two reporting units for 2020 and the Bedding reporting unit for 2019.
•The fair value of our Bedding reporting unit exceeded its carrying value by 65% at December 31, 2020, as compared to 80% in 2019. This unit had $856.8 of goodwill at December 31, 2020.
•The fair value of our Aerospace reporting unit exceeded its carrying value by 51% at December 31, 2020, as compared to 139% in 2019. This unit had $59.5 of goodwill at December 31, 2020.
[3] This category includes one reporting unit for 2019, Hydraulic Cylinders (acquired in 2018), which had fair value exceeding its carrying value by 29% at December 31, 2019.